Subsequent Events - Additional information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Billions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 29, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 29, 2021
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share			$ 1.52	$ 1.44
Major business combination [member] | Refinitiv [member] | LSEG [member]
Disclosure of non-adjusting events after reporting period [Line Items]
No of shares acquired through sale of Refinitiv					82.5
Market value of shares acquired through sale of Refinitiv					$ 9.8
Gain on sale of Refinitiv		$ 8.5
Dividends declared after year ended [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Dividends declared per common share	$ 0.10
New annual dividends paid ordinary shares per share	1.62
Dividend paid per common share	$ 0.405